Prepayments and Other Current Assets, Net - Schedule of Prepayments and Other Current Assets, Net (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Current:
Prepayment for operating expenses	$ 6,622,072	$ 850,805	$ 3,693,799
Prepayment for advertising expenses	784,997	100,857
Deferred IPO costs			5,137,874
Others	477,652	61,369	807,895
Total current	7,884,721	1,013,031	9,639,568
Non-current:
Prepayment for operating expenses	1,394,329	179,144
Prepayment for advertising expenses	1,962,493	252,141
Prepayment non current	3,356,822	431,285
Total prepayments and other current assets	$ 11,241,543	$ 1,444,316	$ 9,639,568